Note 8 - Long-term Investments - Changes in Long-term Investments (Details) - CAD ($) $ in Thousands		12 Months Ended
		Nov. 30, 2024		Nov. 30, 2023	Nov. 30, 2022
Statement Line Items [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income		$ 38,906		$ 45,080	$ 77,839
Increase (decrease) through equity investments designated at fair value through other comprehensive income		190		4,599
Investment in GRC		(6,336)		(30,843)
Investment in NevGold - warrants(2)		0		(180)
Investment in NevGold - warrants(2)		(28)		(6,335)
Investment in NevGold - warrants		$ 0		$ (180)
Gold Royalty Corp [member]
Statement Line Items [Line Items]
Number of shares (in shares)		21,533,125		21,433,125
Investments in equity instruments designated at fair value through other comprehensive income		$ 38,906		$ 45,052	75,557
Increase (decrease) through equity investments designated at fair value through other comprehensive income		190		654
Investment in GRC		(6,336)		$ (31,159)
NevGold Corp [member]
Statement Line Items [Line Items]
Number of shares (in shares)	[1]			16,670,250
Investments in equity instruments designated at fair value through other comprehensive income		74
Investment in NevGold - warrants(2) (in shares)				1,488,100
Investment in NevGold - warrants (in shares)				1,488,100
NevGold Corp [member] | NevGold warrants [member]
Statement Line Items [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income	[2]	0		$ 28
Increase (decrease) through equity investments designated at fair value through other comprehensive income		$ 0	[2]	208
Investment in NevGold - warrants(2) (in shares)	[2]	1,488,100
Investment in NevGold - warrants(2)		$ 0	[2]	(180)
Investment in NevGold - warrants(2)	[2]	$ (28)
Investment in NevGold - warrants (in shares)	[2]	1,488,100
Investment in NevGold - warrants		$ 0	[2]	(180)
NevGold Corp [member] | NevGold shares [member]
Statement Line Items [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income	[1]				$ 2,282
Increase (decrease) through equity investments designated at fair value through other comprehensive income	[1]			3,737
Investment in GRC	[1]			316
Investment in NevGold - warrants(2)	[1]			$ (6,335)

[1]	During the year ended November 30, 2023, the Company's investment in NevGold, which was initially measured at FVTOCI, was derecognized and reclassified to investment in associate (Note 7).
[2]	Amounts were reclassified to short-term investments during the year ended November 30, 2024, as the warrants have an expiry date of December 5, 2024. Subsequent to year end the warrants expired unexercised.